CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Class A ordinary shares Common stock CNY (¥) shares	Class B ordinary shares Common stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Shareholders' Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2021	¥ 16,340,826		¥ 479,490,763	¥ 4,148,929	¥ (206,860,320)	¥ 1,974,836	¥ 295,095,034	¥ (7,579,568)	¥ 287,515,466	$ 41,679,180
Opening Balance (in shares) at Jun. 30, 2021	26,868,391
Restricted shares issued for service	¥ 294,397		4,336,666				4,631,063		4,631,063	671,334
Restricted shares issued for services (in shares)	500,000
Cancellation of ordinary shares issued to Starry Lab	¥ (187,133)		(27,488,317)				(27,675,450)		(27,675,450)	(4,011,923)
Cancellation of ordinary shares issued to Starry Lab (in shares)	(316,345)
Restricted shares issued for management and employees	¥ 76,804	¥ 1,474,543	25,824,524				27,375,871		27,375,871	3,968,495
Restricted shares issued for management and employees (in shares)	128,672	2,500,000
Net income (loss) for the period					111,357,510		111,357,510	21,917	111,379,427	16,145,924
Foreign currency translation adjustment						(4,636,991)	(4,636,991)		(4,636,991)	(672,193)
Ending Balance at Dec. 31, 2021	¥ 16,524,894	¥ 1,474,543	482,163,636	4,148,929	(95,502,810)	(2,662,155)	406,147,037	(7,557,651)	398,589,386	57,780,817
Ending Balance (in shares) at Dec. 31, 2021	27,180,718	2,500,000
Opening Balance at Jun. 30, 2022	¥ 18,001,670	¥ 2,408,498	496,038,696	4,148,929	(111,273,525)	11,307,461	420,631,729	(7,746,968)	412,884,761	59,853,122
Opening Balance (in shares) at Jun. 30, 2022	29,700,718	4,100,000
Restricted shares issued for service			4,304,857				4,304,857		4,304,857	624,046
Restricted shares issued for management and employees			1,796,417				1,796,417		1,796,417	260,414
Net income (loss) for the period					(29,876,418)		(29,876,418)	3,727	(29,872,691)	(4,330,445)
Foreign currency translation adjustment						9,663,701	9,663,701		9,663,701	1,400,882
Ending Balance at Dec. 31, 2022	¥ 18,001,670	¥ 2,408,498	¥ 502,139,970	¥ 4,148,929	¥ (141,149,943)	¥ 20,971,162	¥ 406,520,286	¥ (7,743,241)	¥ 398,777,045	$ 57,808,019
Ending Balance (in shares) at Dec. 31, 2022	29,700,718	4,100,000